Goodwill and Intangible Assets - Summary of Key Assumption Used value in Calculation (Details)	Dec. 31, 2019
International
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount Rate (pre-tax)	10.70%
Discount Rate (after-tax)	10.50%
Perpetual Growth Rate	3.00%
Revenue Growth Rate (2020 - 2025)	6.80%
International | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Revenue Growth Rate (2020 - 2025)	4.80%
Adjusted EBITDA Margin as % of Revenue	40.60%
CAPEX as % of Revenue	4.70%
International | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Revenue Growth Rate (2020 - 2025)	9.80%
Adjusted EBITDA Margin as % of Revenue	47.90%
CAPEX as % of Revenue	7.00%
United Kingdom
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount Rate (pre-tax)	10.10%
Discount Rate (after-tax)	8.90%
Perpetual Growth Rate	3.00%
Revenue Growth Rate (2020 - 2025)	4.00%
United Kingdom | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Revenue Growth Rate (2020 - 2025)	4.00%
Adjusted EBITDA Margin as % of Revenue	34.00%
CAPEX as % of Revenue	3.00%
United Kingdom | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Revenue Growth Rate (2020 - 2025)	7.30%
Adjusted EBITDA Margin as % of Revenue	35.80%
CAPEX as % of Revenue	3.90%
Australia
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount Rate (pre-tax)	13.60%
Discount Rate (after-tax)	10.00%
Perpetual Growth Rate	2.00%
Revenue Growth Rate (2020 - 2025)	4.00%
Australia | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Revenue Growth Rate (2020 - 2025)	4.00%
Adjusted EBITDA Margin as % of Revenue	19.30%
CAPEX as % of Revenue	4.10%
Australia | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Revenue Growth Rate (2020 - 2025)	6.50%
Adjusted EBITDA Margin as % of Revenue	21.40%
CAPEX as % of Revenue	4.60%